SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended			21 Months Ended
	May 02, 2016 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Net loss		$ 315,159		$ 191,159
Net current liability		676,682
Total equity		454,845		212,077		$ 128,463	$ 24,671
Net cash (used in) provided by operating activities		$ 246,908		$ 66,131
Cash and cash equivalents rate		100.00%		100.00%
Revenue, description of timing		revenues fell by 43% compared to 2021	revenues fell by 43% compared to 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration of credit risk		10.00%	10.00%
Valued Added Tax [Member]
Product Information [Line Items]
VAT monthly small scale | ¥	¥ 100,000
VAT rate description	VAT small-scale taxpayers are subject to a VAT rate of 3%	3% to 1%	3% to 1%
Tax rate for assessable income		3.00%	3.00%
Income tax percentage, small-scale taxpayers		6.00%	6.00%
Income tax percentage, exempt from VAT payments		3.00%	3.00%
Valued Added Tax [Member] | Minimum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥			¥ 100,000
Valued Added Tax [Member] | Minimum [Member] | Subsequent Event [Member]
Product Information [Line Items]
VAT monthly small scale | ¥					¥ 150,000
Financial Support, Capital Contributions [Member]
Product Information [Line Items]
VAT monthly small scale		$ 180,151